Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 13 — EMPLOYEE BENEFIT PLANS

Defined Benefit Pension Plans

Holdings maintains defined benefit retirement plans covering certain U.S. and non-U.S. employees. Retiree benefits under the defined benefit retirement plans are generally based on years of service and employee compensation. Effective March 15, 2012, certain of the defined benefit retirement plans were amended to freeze the plans for all non-union participants and were replaced with an enhanced benefit under the defined contribution plans. The plan amendment resulted in a plan curtailment that reduced pension liabilities by $13.9 million. The $13.9 million ($8.6 million net of income taxes) was recorded in other comprehensive income (loss) as a reduction of the net other comprehensive loss.

The measurement date used to determine pension obligations is December 31. The following table sets forth the plans’ status (in millions).

	Successor
	December 31, 2012	December 31, 2011
Accumulated benefit obligation	$326.2	$282.0

Change in projected benefit obligations:
Projected benefit obligations at beginning of year	$296.3	$—
Fair value of assumed obligations at UCI Acquisition date	—	250.9
Service cost	0.7	4.3
Interest cost	12.8	12.7
Actuarial loss	40.8	38.6
Plan amendments	0.2	—
Plan curtailment and settlements	(12.9)	—
Benefits paid	(11.5)	(9.9)
Currency translation adjustment	0.2	(0.3)

Projected benefit obligations at end of year	326.6	296.3

Change in plan assets:
Fair value of plan assets at beginning of year	190.2	—
Fair value of plan assets at UCI Acquisition date	—	181.7
Actual return on plan assets	27.0	4.9
Employer contributions	14.0	13.7
Benefits paid	(11.5)	(9.9)
Currency translation adjustment	0.2	(0.2)

Plan assets at end of year	219.9	190.2

Funded status, net	$(106.7)	$(106.1)

Amounts recognized in the consolidated balance sheets consist of:
“Other long-term assets”	$0.3	$0.3
“Accrued expenses and other current liabilities”	(1.1)	(0.1)
“Pension and other postretirement liabilities”	(105.9)	(106.3)

	$(106.7)	$(106.1)

The $40.8 million net actuarial loss for the Successor year ended December 31, 2012 was primarily due to a $38.2 million actuarial loss related to the decrease in the weighted average discount rate assumption from 4.6% at December 31, 2011 to 3.7% at December 31, 2012. The $38.6 million net actuarial loss for the Successor year ended December 31, 2011 was primarily due to a $39.1 million actuarial loss related to the decrease in the weighted average discount rate assumption from 5.7% at January 26, 2011 to 4.6% at December 31, 2011.

A portion of the above “Funded status, net” has not been recorded in any of Holdings’ or UCI International’s statements of comprehensive income, but instead has been recorded in “Accumulated other comprehensive income (loss).” Amounts recognized in “Accumulated other comprehensive income (loss)” consisted of (in millions):

	Successor
	December 31, 2011	Acquisition Adjustments	2012 Additions	December 31, 2012
Net actuarial loss	$(47.0)	$—	$(14.9)	$(61.9)
Deferred income tax benefit	18.4	—	5.2	23.6

Accumulated other comprehensive income (loss)	$(28.6)	$—	$(9.7)	$(38.3)

	Predecessor	Successor
	December 31, 2010	Acquisition Adjustments	2011 Additions	December 31, 2011
Prior service costs	$(2.3)	$2.3	$—	$—
Net actuarial gain (loss)	(59.9)	59.9	(47.0)	(47.0)
Deferred income tax benefit (expense)	23.8	(23.8)	18.4	18.4

Accumulated other comprehensive income (loss)	$(38.4)	$38.4	$(28.6)	$(28.6)

The amount that will be amortized from “Accumulated other comprehensive income (loss)” during 2013 is $3.8 million. ASC 805, “Business Combinations”, states that all unrecognized prior service costs and actuarial gains and losses should not be carried forward at acquisition. Accordingly, the “Accumulated other comprehensive income (loss)” at January 25, 2011 was eliminated as part of the purchase price allocation for the UCI Acquisition.

For certain of the pension plans, accumulated benefit obligations (“ABO”) exceed plan assets. For these plans, the combined projected benefit obligation, ABO and fair value of plan assets were $326.1 million, $325.8 million and $219.1 million, respectively, as of December 31, 2012 and $295.5 million, $281.4 million and $189.1 million, respectively, as of December 31, 2011.

Components of Net Periodic Pension Expense

The components of net periodic pension expense were as follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Service cost	$0.7	$4.3	$0.4	$4.3
Interest cost	12.8	12.7	1.1	13.4
Expected return on plan assets	(15.6)	(13.5)	(1.2)	(14.7)
Amortization of prior service cost	—	—	—	0.3
Amortization of unrecognized loss	0.5	—	0.2	0.6
Curtailment and settlement losses recognized	1.3	0.2	—	0.6

	$(0.3)	$3.7	$0.5	$4.5

During the Successor year ended December 31, 2012, a charge of $1.3 million was recorded for curtailment and settlement losses related to the scheduled closing of the manufacturing and distribution operations of one of Holdings’ Mexican subsidiaries. The losses recorded relate to Mexican government mandated severance plans of the Mexican subsidiary. These costs are included in the consolidated statements of comprehensive income (loss) in “Restructuring costs, net”.

During the Successor year ended December 31, 2011, $0.2 million of curtailment and settlement losses related to headcount reductions at the Mexican subsidiaries were recorded. These costs are included in the consolidated statements of comprehensive income (loss) in “Restructuring costs, net”.

In the Predecessor year ended December 31, 2010, curtailment losses of $0.6 million related to headcount reductions as part of specific actions taken to align the cost structure with current market conditions were recorded.

Assumptions

The following assumptions were used in determining the benefit obligations and net periodic pension expense:

	Successor		Predecessor
	2012	2011	2010
Weighted Average:
Discount rate to determine benefit obligations	3.7%	4.6%	5.5%
Discount rate to determine net costs	4.6%	5.7%	6.0%
Rate of future compensation increases to determine benefit obligation	4.5%	3.0%	3.5%
Rate of future compensation increases to determine net cost	3.2%	3.5%	3.5%
Rate of return on plan assets to determine net cost	7.8%	8.0%	8.0%

The discount rate was determined considering current yield curves representing high quality, long-term fixed income instruments. The discount rate for the U.S. plans is based on a review of high quality (Aa or better) bonds from the Barclay’s Capital bond database.

Plan Assets

Holdings directs the investment of the plans’ assets with the objective of being able to meet current and future benefit payment needs while maximizing total investment returns within the constraints of a prudent level of portfolio risk and diversification. Holdings believes it is prudent to diversify among and within each asset class to decrease portfolio risk while, at the same time, improving the potential for enhanced long-term returns. Equity investments comprise the largest portion of the plan assets because they are believed to provide greater long-term returns than fixed income investments, although with greater short-term volatility. Additionally, Holdings believes that a meaningful allocation to non-U.S. equities will increase portfolio diversification and thereby decrease portfolio risk while, at the same time, providing the potential for enhanced long-term returns. With respect to fixed income investments, Holdings believes that the duration of the fixed income component should approximate the projected benefit obligation duration for better correlation of assets to liabilities.

Derivatives, options and futures are permitted investments but only for the purpose of reducing risk. Derivatives, options and futures are not permitted for speculative purposes. Currently, the use of derivative instruments is not significant when compared to the overall portfolio.

Holdings believes that investment managers with active mandates can reduce portfolio risk below market risk and potentially add value through security selection strategies. Consistent with this belief, Holdings retains the services of professional money managers to provide advice and recommendations to help Holdings discharge its fiduciary responsibilities in furtherance of the plans’ goals. With the services of professional money managers and the asset allocation targets discussed below, Holdings believes that the assumed expected long-term return on plan assets of 7.8% used to determine net pension cost will be achieved.

Holdings uses a Dynamic Asset Allocation (“DAA”) strategy for the allocation of plan assets. This strategy adjusts the asset allocation based on changes to the plan’s funded status (difference between plan assets and plan liabilities). With DAA the allocation to fixed income investments increases as the funded status of the plan improves up until the fixed income investments represent approximately 100% of the plan liabilities. However, Holdings realizes that actual allocations at any point will vary from this strategic target due to current and anticipated market conditions and required cash flows to and from the plans. The “Weighted Average Strategic Target” in the following table represents the weighted average of the aggregated Holdings’ plans. The “Permitted Range” anticipates the fluctuation in allocations and provides flexibility for the professional managers’ portfolios to vary around the target without a mandatory immediate rebalancing.

	Weighted Average
	Strategic Target	Permitted Range
U.S. equities	38%	30% to 45%
Non-U.S. equities	13%	10% to 15%
Fixed income	39%	30% to 100%
Real assets	10%	0% to 10%

	100%

The fair value of the plan assets are presented below (in millions).

	Successor
	December 31, 2012
	Level 1	Level 2	Level 3	Total Fair Value
U.S. equities
Large Cap Growth	$—	$27.6	$—	$27.6
Large Cap Value	—	27.3	—	27.3
Large Cap Indexed	—	12.6	—	12.6
Small and Mid-Cap Growth	—	8.6	—	8.6
Small and Mid-Cap Value	—	8.8	—	8.8

Total U.S. equities	—	84.9	—	84.9

Non-U.S. equities	—	29.4	—	29.4
Fixed income
Short & Mid Duration	—	23.2	—	23.2
Long Duration	—	40.2	—	40.2
Long Duration Indexed	—	21.3	—	21.3

Total fixed income	—	84.7	—	84.7

Real assets	—	10.4	10.5	20.9

	$—	$209.4	$10.5	$219.9

	Successor
	December 31, 2011
	Level 1	Level 2	Level 3	Total Fair Value
U.S. equities
Large Cap Growth	$—	$16.4	$—	$16.4
Large Cap Value	—	16.6	—	16.6
Large Cap Indexed	—	33.2	—	33.2
Small and Mid Cap Growth	—	8.8	—	8.8
Small and Mid Cap Value	—	10.3	—	10.3

Total U.S. equities	—	85.3	—	85.3

Non-U.S. equities	—	36.9	—	36.9
Fixed income
Short & Mid Duration	—	20.2	—	20.2
Long Duration	—	45.2	—	45.2
Long Duration Indexed	—	0.4	—	0.4

Total fixed income	—	65.8	—	65.8

Cash	—	2.2	—	2.2

	$—	$190.2	$—	$190.2

The changes in Level 3 investments are presented below (in millions):

Real Assets
January 1, 2012	$—
Purchases	10.4
Net unrealized gains	0.1

December 31, 2012	$10.5

The plan assets are primarily invested in pooled separate accounts, collectively the “Investment Funds.” The Investment Funds are managed by professional money managers. The following provides a summary of the investment styles of the respective Investment Funds.

Investment Funds

Growth Investment Funds – This investment style seeks long-term growth through equity appreciation. Large Cap Growth funds seek long-term appreciation through investment in large market capitalizations similar to companies in the Russell 1000, while the Small and Mid-Cap Growth funds invest in small and mid-market capitalizations similar to companies in the Russell 2000.

Value Investment Funds – This investment style seeks to identify equity securities that are perceived to be undervalued in the marketplace. Large Cap Value funds invest in large market capitalizations similar to companies in the Russell 1000, while the Small and Mid-Cap Value funds invest in small and mid-market capitalizations similar to companies in the Russell 2000.

Large Cap Indexed Funds – This investment style seeks to replicate the performance of the S&P 500 Index.

Foreign Equities Funds – This investment style uses multiple sub-advisors including core, value, growth and emerging markets strategies to provide a diversified exposure to non-U.S. equity markets.

Short & Mid Duration Fixed Income Funds – This investment style invests in a diversified portfolio of corporate securities and U.S. Treasuries and Agencies with shorter average durations. This investment style benchmarks against the Barclays Capital Aggregate Index.

Long Duration Fixed Income Funds – This investment style invests in a diversified portfolio of corporate securities and U.S. Treasury securities which have maturities greater than ten years. The asset allocation is weighted much heavier to U.S. investment grade corporate securities.

Long Duration Indexed Funds – This investment style seeks to track the return of the Barclay’s Capital Long Government / Credit Bond Index. This strategy invests in a diversified portfolio of corporate securities and U.S. Treasuries and Agencies which have maturities greater than ten years.

Investment Funds fair value measurements—The Investment Funds determine their fair value by accumulating the fair values of their underlying investments. The pension plans own undivided interests in the underlying assets of the Investment Funds where no active market exists for the identical investment. Accordingly, the fair value measurements of the Investment Funds are considered Level 2 measurements.

Other Investments

Real assets – This category consists of two funds. The first fund invests the majority of assets in commercial real estate holdings. It focuses on properties that return both lease income and appreciation of the buildings’ marketable values. These fund assets are considered Level 3 measurements. The second fund invests in securities of real estate, natural resource, master limited partnerships and publicly-listed infrastructure companies. These fund assets are considered Level 2 measurements.

Cash and cash equivalents – Cash and cash equivalents are primarily invested in short-term investment funds which include debt instruments, government issues and repurchase agreements. The short-term investment funds are considered Level 2 measurements.

Cash Flows

Holdings’ funding policy is to fund amounts for pension plans sufficient to maintain a minimum 80% funded level. Holdings expects to contribute $10.1 million to its plans during 2013.

Expected benefit payments are based on the same assumptions used to measure Holdings’ benefit obligations at December 31, 2012 and include estimated future employee service. The future expected pension benefit payments are as follows (in millions):

Expected Pension Benefit Payments
2013	$13.2
2014	12.7
2015	13.3
2016	13.9
2017	14.4
5 years thereafter	80.5

Profit Sharing and Defined Contribution Plans

Certain subsidiaries sponsor defined contribution plans under section 401(k) of the Internal Revenue Code. Eligible participants may elect to defer from 5% to 50% of eligible compensation, subject to certain limitations imposed by the Internal Revenue Code. For some plans, such subsidiaries are required to match employees’ contributions based on formulas which vary by plan. For the remaining plans, matching contributions are discretionary. For the Successor years ended December 31, 2012 and 2011, matching contributions were $0.2 million and $1.2 million, respectively. The matching contributions were $0.1 million during the Predecessor period January 1, 2011 through January 25, 2011, for a total of $1.3 million for the Combined Year Ended December 31, 2011. For the Predecessor year ended December 31, 2010, there were no matching contributions made. Holdings’ subsidiaries in China participate in government-sponsored defined contribution plans. Holdings’ subsidiary in the United Kingdom sponsors a defined contribution plan.

For the United States plans, profit sharing and defined contribution expense recognized during the Successor years ended December 31, 2012 and 2011 totaled $2.7 million and $1.7 million, respectively. The profit sharing and defined contribution expense recognized during the Predecessor period January 1, 2011 through January 25, 2011 was $0.3 million, for a total of $2.0 million for the Combined Year Ended December 31, 2011. United States profit sharing and defined contribution pension expense recognized for the Predecessor year ended December 31, 2010 was $1.2 million. For the Chinese and United Kingdom plans, defined contribution pension expense recognized during both the Successor years ended December 31, 2012 and 2011 was $0.1 million. The Chinese and United Kingdom profit sharing and defined contribution pension plan expense recognized for the Predecessor year ended December 31, 2010 was $0.1 million.

Other Postretirement Benefits

Certain subsidiaries provide health care and life insurance benefits to eligible retired employees. The plans are partially funded by participant contributions and contain cost-sharing features such as deductibles and coinsurance.

The measurement date used to determine postretirement obligations is December 31. The following table presents information for the postretirement plans (in millions):

	Successor
	Year Ended December 31, 2012	Year Ended December 31, 2011
Change in benefit obligations
Benefit obligations at beginning of year	$12.4	$—
Fair value of assumed obligations	—	10.3
Service cost	0.4	0.3
Interest cost	0.5	0.5
Plan amendments	0.9	—
Actuarial loss	1.3	1.9
Benefit paid	(0.6)	(0.6)

Benefit obligations accrued at end of year	$14.9	$12.4

The accrued obligation was included in the consolidated balance sheets as follows (in millions):

	Successor
	December 31, 2012	December 31, 2011
Accrued obligation included in “Accrued expenses and other current liabilities”	$0.7	$0.7
Accrued obligation included in “Pension and other postretirement liabilities”	14.2	11.7

	$14.9	$12.4

A portion of the $14.9 million and $12.4 million of accrued obligation shown above has not been recorded in the results of operations, but instead has been recorded in “Accumulated other comprehensive income (loss).” The accumulated amounts in “Accumulated other comprehensive income (loss)” were ($4.0) million (($2.5) million after tax) and ($1.9) million (($1.2) million after tax) at December 31, 2012 and 2011, respectively.

The following were the components of net periodic postretirement benefit cost (in millions):

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Service cost	$0.4	$0.3	$—	$0.3
Interest cost	0.5	0.5	0.1	0.6
Amortization of net loss	0.1	—	—	—

	$1.0	$0.8	$0.1	$0.9

The following assumptions were used in determining the benefit obligations and net periodic postretirement plan expense:

	Successor		Predecessor
	2012	2011	2010
Weighted average discount rate to determine benefit obligations	3.8%	4.6%	5.5%
Weighted average discount rate to determine net costs	4.6%	5.7%	6.0%

The annual health care cost trend rate used to determine the benefit obligations at December 31, 2012 is assumed to decline from 7.7% in 2013 to 4.5% in 2030. Increasing the assumed healthcare cost trend rates by one percentage point would result in additional annual costs of approximately $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point would result in a decrease of approximately $0.1 million in annual costs. The effect on postretirement benefit obligations at December 31, 2012 of a one percentage point increase would be $0.7 million. The effect of a one percentage point decrease would be $0.6 million.

Holdings funds medical and life insurance benefit costs principally on a pay-as-you-go basis. The pay-as-you-go expenditures for postretirement benefits have not been material. The expected future postretirement benefit payments are as follows (in millions):

Expected Postretirement Benefit Payments
2013	$0.7
2014	0.7
2015	0.7
2016	0.7
2017	0.7
5 years thereafter	3.9